STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK BASED COMPENSATION

NOTE 9—STOCK BASED COMPENSATION

In 2009, the Company established an equity incentive plan (the “Plan”) pursuant to which incentives may be granted to officers, employees, directors, consultants and advisors. Incentives under the Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options; (b) stock appreciation rights; (c) stock awards; (d) restricted stock; and (e) performance shares.

The Plan is administered by the Board of Directors of the Company or a committee appointed by the Board of Directors, which determines the types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. As of December 31, 2013, the number of shares of common stock, which may be granted under the Plan, shall not exceed 4,625,000. In March 2014, the Board of Directors approved an amendment to increase the shares of common stock issuable under the Plan to 6,500,000 shares. In June 2014, the Board of Directors approved an amendment and restatement of the Plan, increasing the shares of common stock issuable under the Plan to 9,150,000 shares as well as allowing for an automatic annual increase to the shares issuable under the Plan to the lower of (i) 5% of the total number of shares of common stock outstanding on December 31 of the preceding calendar year; or (ii) a lower number determined by the Board of Directors (which can also be zero). The term of any stock option granted under the Plan cannot exceed 10 years. Options shall not have an exercise price less than 100% of the fair market value of the Company’s common stock on the grant date, and generally vest over a period of four years. If the individual possesses more than 10% of the combined voting power of all classes of stock of the Company, the exercise price shall not be less than 110% of the fair market value of a common share of stock on the date of grant.

A summary of the status of the options issued under the Plan as of September 30, 2014, and information with respect to the changes in options outstanding is as follows:

		OPTIONS OUTSTANDING
	SHARES AVAILABLE FOR GRANT	OUTSTANDING STOCK OPTIONS	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE (YEARS)	AGGREGATE INTRINSIC VALUE
Balance at January 1, 2014	1,758,612	2,767,222	0.63	9.2	$1,979,594

Authorized under the Plans	4,525,000	—	—
Granted under the Plans	(4,182,350)	4,182,350	4.03
Exercised	—	(2,686,352)	1.09
Surrendered/Cancelled	232,188	(232,188)	0.64

Balance at September 30, 2014	2,333,450	4,031,032	$3.86	9.2	$99,342,169

Exercisable at September 30, 2014		985,121R	$0.85	8.6	$27,241,978

The fair value of each stock option granted has been determined using the Black-Scholes option pricing model. The material factors incorporated in the Black-Scholes model in estimating the fair value of the options granted during the nine months ended September 30, 2014 and 2013 included the following:

	NINE MONTHS ENDED SEPTEMBER 30,
	2014	2013
Risk-free interest rate	1.62 - 1.72%	0.83 - 1.45%
Expected volatility	74.5% - 80.0%	75.0 - 79.0%
Stock price	$1.35 - $25.50	$0.38 - $0.70
Expected life	6 years	6 years
Expected dividend yield	0.00	0.00

Due to the Company’s lack of sufficient history as a publicly traded company, management’s estimate of expected volatility is based on the average volatilities of a sampling of five companies with similar attributes to the Company, including: industry, stage of life cycle, size and financial leverage.

Stock-based compensation for the three and nine months ended September 30, 2014 and 2013 is as follows (in thousands):

	THREE MONTHS ENDED SEPTEMBER 30, 2014		NINE MONTHS ENDED SEPTEMBER 30,
	2014	2013	2014	2013
General and administrative	$1,577	$1	$4,012	$4
Research and development	1,817	10	6,623	37

Total	$3,394	$11	$10,635	$41

The weighted-average grant date fair value per share of options granted under the Plan was $17.57 for the three months ended September 30, 2014, and no options were granted for the three months ended September 30, 2013. The weighted-average grant date fair value per share of options granted under the Plan were $7.81, and $0.26 for the nine months ended September 30, 2014 and 2013, respectively.

The fair value of options vested under the Plan were $4.7 million and $0.1 million for the three months ended September 30, 2014 and 2013, respectively and were $22.7 million and $0.1 million for the nine months ended September 30, 2014 and 2013, respectively.

As of September 30, 2014, total compensation expense not yet recognized related to stock option grants amounted to approximately $31.2 million which will be recognized over the next four years. Additionally, 2,187,941 options that were early exercised for total proceeds of $2.6 million were unvested, and were recorded as a current and long term liability, based on their vesting date, on the condensed consolidated balance sheets.

The following table summarizes information about stock options outstanding as of September 30, 2014:

	OUTSTANDING			EXERCISABLE
EXERCISE PRICE	TOTAL SHARES	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE	TOTAL SHARES	WEIGHTED- AVERAGE EXERCISE PRICE
$0.05	—	—	$—	—	$—
0.38	450,834	7.4	0.38	299,545	0.38
0.70	1,050,543	9.1	0.70	571,689	0.70
1.35	1,242,894	9.5	1.35	83,887	1.35
6.89	907,250	7.1	6.89	30,000	6.89
17.00	349,511	2.7	17.00	—	17.00
25.50	30,000	0.2	25.50	—	25.50

Total	4,031,032	9.2	$3.86	985,121	$0.85

NOTE 9—STOCK BASED COMPENSATION

In 2009, the Company established an equity incentive plan (the “Plan”) pursuant to which incentives may be granted to officers, employees, directors, consultants and advisors. Incentives under the Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options; (b) stock appreciation rights; (c) stock awards; (d) restricted stock; and (e) performance shares.

The Plan is administered by the Board of Directors of the Company or a committee appointed by the Board of Directors, which determines the types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. As of December 31, 2012, the number of shares of common stock, that may be granted under the Plan, shall not exceed 1,000,000. In May 2013, the Company’s Board of Directors approved an amendment to the Plan to increase the number of shares of common stock issuable under the Plan to 2,900,000 shares and in December 2013 approved a second amendment to increase the shares of common stock issuable under the Plan to 4,625,000 shares. The term of any stock option granted under the Plan cannot exceed 10 years. Options shall not have an exercise price less than 100% of the fair market value of the Company’s common stock on the grant date, and generally vest over a period of four years. If the individual possesses more than 10% of the combined voting power of all classes of stock of the Company, the exercise price shall not be less than 110% of the fair market of a common share of stock on the date of grant.

A summary of the status of the options issued under the Plan as of December 31, 2013, and information with respect to the changes in options outstanding is as follows:

		OPTIONS OUTSTANDING
	SHARES AVAILABLE FOR GRANT	OUTSTANDING STOCK OPTIONS	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE (YEARS)	AGGREGATE INTRINSIC VALUE
Balance at January 1, 2013	480,834	427,500	0.35	8.8	$10,725

Authorized under the Plans	3,625,000	—	—
Granted under the Plans	(2,379,441)	2,379,441	0.68
Exercised	—	(7,500)	0.05
Surrendered/cancelled	32,219	(32,219)	0.40

Balance at December 31, 2013	1,758,612	2,767,222	$0.63	9.2	$1,979,594

Exercisable at December 31, 2013		289,133	$0.45	5.8	$259,197

The fair value of each stock option granted has been determined using the Black-Scholes option pricing model. The material factors incorporated in the Black-Scholes model in estimating the fair value of the options granted during the years ended December 31, 2013 and 2012 included the following:

	2013	2012
Risk-free interest rate	0.83% to 1.42%	0.70% to 0.91%
Expected volatility	79% to 80%	72% to 88%
Expected life	6 years	6 years
Expected dividend yield	0%	0%

Due to the Company’s stock not being publicly traded, management’s estimate of expected volatility is based on the average volatilities of a sampling of five companies with similar attributes to the Company, including: industry, stage of life cycle, size and financial leverage.

Stock-based compensation for the years ended December 31, 2013 and 2012 is as follows:

	YEAR ENDED DECEMBER 31,
	2013	2012
General and administrative	$44,358	$5,105
Research and development	80,944	24,825

Total	$125,302	$29,930

The weighted-average grant date fair value of options granted under the Plan for the years ended December 31, 2013 and 2012 was $0.47 and $0.24 per share, respectively.

The fair value of options vested under the Plan was $63,893 and $31,154 for the years ended December 31, 2013 and 2012, respectively.

As of December 31, 2013, total compensation expense not yet recognized related to stock option grants amounted to $1,118,303 which will be recognized over the next 3.7 years.

The following table summarizes information about stock options outstanding as of December 31, 2013:

	OUTSTANDING			EXERCISABLE
EXERCISE PRICE	TOTAL SHARES	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE	TOTAL SHARES	WEIGHTED- AVERAGE EXERCISE PRICE
$0.05	10,000	6.4	$0.05	7,500	$0.05
0.38	545,000	8.2	0.38	207,454	0.38
0.70	2,212,222	9.4	0.70	74,179	0.70

Total	2,767,222	9.2	$0.63	289,133	$0.45